Other income	6 Months Ended
Jun. 30, 2022
Other income
Other income

12. Other income

	Six month period
	ended June 30,
	2022	2021
	€ 1,000	€ 1,000

Grant income	193	501
Other income	7	51
	200	552

On February 9, 2018, the Company entered into a partnership agreement with Foundation Fighting Blindness (FFB), under which FFB has agreed to provide funding of $ 7.5 million for the pre-clinical and clinical development of QR-421a for Usher syndrome type 2A targeting mutations in exon 13.

Grants are recognized in other income in the same period in which the related R&D costs are recognized.